UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd
Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 04/30/2010

Item 1 – Report to Stockholders

BlackRock Summit Cash

Reserves Fund

Of BlackRock Financial Institutions Series Trust

ANNUAL REPORT I APRIL 30, 2010

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher
(and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close,
Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an
“extended period.”

Against this backdrop, the major market averages posted the following returns:
Total Returns as of April 30, 2010	6-month	12-month
US equities (S&P 500 Index)	15.66%	38.84%
Small cap US equities (Russell 2000 Index)	28.17	48.95
International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder®
magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information as of April 30, 2010
Current Seven-Day Yields			Portfolio Composition
	7-Day	7-Day		Percent of
	SEC Yields	Yields		Net Assets
Investor A	0.00%	0.00%	Certificates of Deposit	26%
Investor B	0.00%	0.00%	U.S. Government Sponsored Agency Obligations	25
			Commercial Paper	14
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the			U.S. Treasury Obligations	13
fact that the 7-Day SEC Yields exclude distributed capital gains.			Municipal Bonds	11
Past performance is not indicative of future results.			Corporate Notes	8
			Repurchase Agreements	3
			Total	100%

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses.
The expense example below (which is based on a hypothetical investment of $1,000 invested on November 1, 2009 and held through April 30,
2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses
Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2009	April 30, 2010	During the Period[1]	November 1, 2009	April 30, 2010	During the Period[1]
Investor A	$1,000	$1,000.10	$1.59	$1,000	$1,023.21	$1.61
Investor B	$1,000	$1,000.10	$1.59	$1,000	$1,023.21	$1.61

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.32% for Investor A and 0.32% for Investor B), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Schedule of Investments April 30, 2010

(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value
Euro — 2.8%
Credit Industriel et Commercial, London:
0.39%, 6/02/10	$ 1,000	$ 1,000,004
0.41%, 6/23/10	1,000	1,000,007
		2,000,011
Yankee (a) — 23.1%
Abbey National Treasury Services Plc, CT, 0.56%,
7/20/10 (b)	870	870,000
BNP Paribas SA, NY, 0.32%, 5/04/10	500	500,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.27%,
7/12/10 (b)	1,000	1,000,010
Bank of Nova Scotia, Houston, 0.31%, 5/04/10	1,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.31%, 6/15/10	800	800,000
Dexia Credit Local, NY, Guaranteed, 1.05%, 5/17/10 (c)	1,500	1,500,000
Rabobank Nederland NV, NY (b):
0.25%, 5/04/10	1,500	1,500,000
0.25%, 1/10/11	450	450,000
Royal Bank of Scotland Plc:
CT, 0.36%, 7/21/10	1,000	1,000,000
NY, 0.38%, 7/07/10	1,000	1,000,000
Sumitomo Mitsui Banking Corp., NY:
0.23%, 5/21/10	800	800,000
0.27%, 6/07/10	1,000	1,000,000
Svenska Handelsbanken AB, NY:
0.26%, 7/30/10	795	794,971
0.43%, 10/25/10	500	500,012
Toronto-Dominion Bank, NY (b):
0.25%, 11/05/10	1,000	1,000,000
0.25%, 2/04/11	500	500,000
UniCredit Spa, NY, 0.30%, 5/21/10	1,000	1,000,000
Westpac Banking Corp., NY (b):
0.31%, 10/19/10	500	500,000
0.32%, 10/21/10	570	570,000
		16,284,993
Total Certificates of Deposit — 25.9%		18,285,004
Commercial Paper
Argento Variable Funding Co., LLC, 0.31%, 6/25/10 (d)	800	799,635
BPCE SA, 0.25%, 5/05/10 (d)	805	804,989
Clipper Receivables Co., LLC, 0.22%, 6/01/10 (d)	740	739,869
JPMorgan Chase & Co., 0.25%, 7/14/10 (d)	700	699,650
Matchpoint Master Trust, 0.22%, 5/25/10 (d)	825	824,889
Sheffield Receivables Corp., 0.22%, 5/21/10 (d)	1,000	999,890
Solitaire Funding LLC, 0.26%, 6/01/10 (d)	1,240	1,239,740
Straight-A Funding, LLC, 0.19%, 5/12/10 (d)	815	814,961
Sydney Capital Corp. (d):
0.51%, 5/17/10	700	699,861
0.58%, 5/25/10	250	249,912
Variable Funding Capital Co., LLC, 0.27%, 7/20/10 (d)	1,000	999,415
Westpac Trust Securities NZ Ltd., 0.37%, 11/05/10 (b)	800	800,000
Total Commercial Paper — 13.7%		9,672,811

	Par
Corporate Notes	(000)	Value
Commonwealth Bank of Australia, 0.34%,
11/22/10 (b)(e)	$ 500	$ 500,000
KBC Bank NV, NY, 1.31%, 6/01/10 (c)	660	660,000
Procter & Gamble International Funding SCA, 0.26%,
5/07/10 (b)	3,000	3,000,000
Rabobank Nederland NV, 0.79%, 7/07/10 (c)(e)	1,400	1,400,000
Total Corporate Notes — 7.9%		5,560,000
Municipal Bonds (c)
City of New York New York, GO, VRDN, Sub-Series A-3,
0.25%, 5/07/10 (BNP Paribas SA LOC)	1,000	1,000,000
Connecticut State Health & Educational Facility
Authority, Refunding RB, VRDN, Yale-New Haven
Hospital, Series K2, 0.25%, 5/07/10 (JPMorgan
Chase Bank LOC)	800	800,000
County of Harris Texas, RB, MSTR, VRDN,
Series SGC 31, Class A, 0.30%, 5/07/10
(Societe Generale LOC)	565	565,000
County of Pitkin Colorado, Refunding RB, VRDN,
Aspen Skiing Co. Project, Series A, 0.27%, 5/03/10
(JPMorgan Chase Bank LOC)	700	700,000
Gulf Coast IDA, Refunding RB, VRDN, CITGO Petroleum
Corp. Project, AMT, 0.29%, 5/03/10 (Sumitomo
Mitsui Banking LOC)	1,100	1,100,000
Massachusetts Bay Transportation Authority, Refunding RB,
VRDN, General Transportation System, 0.30%, 5/07/10
(Dexia Credit Local SBPA)	800	800,000
Michigan State HDA, Refunding RB, VRDN, Series D,
0.35%, 5/07/10 (Fannie Mae LOC, Freddie Mac LOC)	495	495,000
New York City Industrial Development Agency, RB, VRDN, New
York Law School Project, Series A, 0.25%, 5/07/10
(JPMorgan Chase Bank LOC)	675	675,000
Puerto Rico Electric Power Authority, RB, MSTR, VRDN,
Series SGC 36, Class A, 0.29%, 5/07/10
(Societe Generale LOC)	1,000	1,000,000
Triborough Bridge & Tunnel Authority, RB, VRDN, General,
Series B, 0.31%, 5/07/10 (Dexia Credit Local SBPA)	800	800,000
Total Municipal Bonds — 11.3%		7,935,000
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes (d):
0.21%, 7/21/10	470	469,783
0.21%, 8/11/10	710	709,586
0.30%, 9/01/10	450	449,546
0.24%, 9/20/10	500	499,533
Fannie Mae Variable Rate Notes (b):
0.20%, 8/05/10	700	699,934
0.13%, 5/13/11	1,000	1,000,195
Federal Home Loan Bank Variable Rate Notes (b):
0.15%, 7/09/10	1,505	1,504,944
0.25%, 10/08/10	900	899,883
0.23%, 10/06/11	800	799,536

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule	AMT	Alternative Minimum Tax (subject to)	MSTR	Municipal Securities Trust Receipts
of Investments, the names and descriptions of many of the	GO	General Obligation Bonds	RB	Revenue Bonds
securities have been abbreviated according to the following	HDA	Housing Development Authority	SBPA	Stand-by Bond Purchase Agreement
list:	IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.	LOC	Letter of Credit

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Schedule of Investments (concluded)

(Percentages shown are based on Net Assets)

	Par
U.S. Government Sponsored Agency Obligations	(000)	Value
Freddie Mac Discount Notes (d):
0.20%, 6/14/10	$ 1,000	$ 999,767
0.17%, 6/16/10	800	799,834
0.20%, 7/23/10	600	599,730
0.20%, 7/26/10	870	869,604
0.22%, 8/05/10	1,000	999,426
Freddie Mac Variable Rate Notes (b):
0.20%, 7/14/10	500	499,966
0.23%, 8/24/10	610	610,008
0.23%, 9/03/10	400	399,973
0.32%, 2/14/11	2,880	2,879,645
0.13%, 5/05/11	2,000	1,999,393
Total U.S. Government Sponsored Agency
Obligations — 25.1%		17,690,286
U.S. Treasury Obligations (d)
U.S. Treasury Bills:
0.55%, 7/01/10	1,100	1,099,017
0.31% — 0.39%, 7/15/10	3,800	3,797,307
0.47%, 7/29/10	250	249,716
0.17%, 8/12/10	500	499,758
0.32%, 8/26/10	400	399,598
0.19%, 9/02/10	1,000	999,373
0.24%, 9/30/10	750	749,250
0.22%, 10/21/10	1,250	1,248,679
0.24%, 10/28/10	500	499,417
Total U.S. Treasury Obligations — 13.5%		9,542,115
Repurchase Agreements
Deutsche Bank Securities, Inc., 0.20%, 5/03/10
(Purchased on 4/30/10 to be repurchased at
$2,258,038 collateralized by U.S. Treasury Notes,
0.875% due 3/31/11 par and fair value of
$2,292,100 and $2,301,589, respectively)	2,258	2,258,000
Total Repurchase Agreements — 3.2%		2,258,000
Total Investments
(Cost — $70,943,216*) — 100.6%		70,943,216
Liabilities in Excess of Other Assets — (0.6)%		(398,810)
Net Assets — 100.0%		$ 70,544,406
*Cost for federal income tax purposes.

(a) Issuer is a branch of foreign domiciled bank.
(b) Variable rate security. Rate shown is as of report date.
(c) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(d) Rates shown are the discount rates or range of discounts paid at the time of purchase.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from regis-
tration to qualified institutional investors.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of April 30, 2010 in determin-
ing the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Short-Term
Securities[1]	—	$70,943,216	—	$70,943,216
Total	—	$70,943,216	—	$70,943,216

1 See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

6 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Statement of Assets and Liabilities
April 30, 2010
Assets
Investments at value — unaffiliated (cost — $70,943,216)	$ 70,943,216
Cash	607
Capital shares sold receivable	103,521
Receivable from advisor	31,479
Interest receivable	18,893
Prepaid expenses	17,669
Total assets	71,115,385
Liabilities
Capital shares redeemed payable	496,679
Distribution fees payable	15,302
Investment advisory fees payable	5,011
Other affiliates payable	493
Officer's and Trustees' fees payable	21
Other accrued expenses payable	53,473
Total liabilities	570,979
Net Assets	$ 70,544,406
Net Assets Consist of
Paid-in capital	70,540,218
Undistributed net realized gain	4,188
Net Assets	$ 70,544,406
Net Asset Value
Investor A — Based on net assets of $47,902,886 and 47,900,415 shares outstanding, unlimited number of shares authorized, $0.10 per value	$ 1.00
Investor B — Based on net assets of $22,641,520 and 22,639,804 shares outstanding, unlimited number of shares authorized, $0.10 per value	$ 1.00

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Statement of Operations
Year Ended April 30, 2010
Investment Income
Interest	$ 477,755
Expenses
Investment advisory	476,584
Distribution fees — Investor B	269,557
Transfer agent — Investor A	53,496
Transfer agent — Investor B	38,230
Professional	74,039
Accounting services	66,645
Printing	54,561
Registration	32,763
Custodian	19,178
Federal insurance	14,230
Officer and Trustees	12,257
Miscellaneous	17,720
Total expenses	1,129,260
Less distribution fees reimbursed — Investor B	(268,312)
Less fees waived by advisor	(302,918)
Less transfer agent fees waived and/or reimbursed — Investor A	(48,600)
Less transfer agent fees waived and/or reimbursed — Investor B	(34,596)
Less expenses reimbursed by advisor	(13,341)
Total expenses after fees waived and reimbursed	461,493
Net investment income	16,262
Realized Gain
Net realized gain from investments	1,983
Net Increase in Net Assets Resulting from Operations	$ 18,245

See Notes to Financial Statements.

8 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Statements of Changes in Net Assets
	Year Ended	Period	Year Ended
	April 30,	June 1, 2008 to	May 31,
Increase (Decrease) in Net Assets:	2010	April 30, 2009	2008
Operations
Net investment income	$ 16,262	$ 1,301,835	$ 2,198,002
Net realized gain	1,983	14,262	3,030
Net increase in net assets resulting from operations	18,245	1,316,097	2,201,032
Dividends and Distributions to Shareholders From
Net investment income:
Investor A	(19,891)	(978,269)	(1,509,995)
Investor B	(11,061)	(323,566)	(688,007)
Net realized gain:
Investor A	(218)	—	—
Investor B	(124)	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(31,294)	(1,301,835)	(2,198,002)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(59,713,563)	66,766,453	2,903,853
Net Assets
Total increase (decrease) in net assets	(59,726,612)	66,780,715	2,906,883
Beginning of period	130,271,018	63,490,303	60,583,420
End of period	$ 70,544,406	$ 130,271,018	$ 63,490,303
Undistributed net investment income	—	$ 17,237	$ 2,975

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Financial Highlights
			Investor A
		Period
	Year Ended	June 1, 2008
	April 30,	to April 30,		Year Ended May 31,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0003	0.0138	0.0382	0.0433	0.0312	0.0130
Net realized and unrealized gain (loss)	—	0.0000	0.0001	0.0008	0.0000	(0.0006)
Net increase from investment operations	0.0003	0.0138	0.0383	0.0441	0.0312	0.0124
Dividends and distributions from:
Net investment income	(0.0003)	(0.0138)	(0.0382)	(0.0433)	(0.0312)	(0.0130)
Net realized gain	—	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0003)	(0.0138)	(0.0382)	(0.0433)	(0.0312)	(0.0130)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.03%	1.39%[2]	3.88%	4.42%	3.17%	1.30%
Ratios to Average Net Assets
Total expenses	0.90%	0.82%[3]	0.93%	0.91%	0.88%	0.77%
Total expenses after fees waived and reimbursed	0.48%	0.81%[3]	0.93%	0.91%	0.88%	0.77%
Net investment income	0.02%	1.48%[3]	3.73%	4.33%	3.07%	1.26%
Supplemental Data
Net assets, end of period (000)	$ 47,903	$ 78,659	$ 43,021	$ 36,506	$ 35,333	$ 47,370

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

10 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Financial Highlights (concluded)
			Investor B
		Period
	Year Ended	June 1, 2008
	April 30,	to April 30,		Year Ended May 31,
	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0003	0.0082	0.0301	0.0355	0.0235	0.0060
Net realized and unrealized gain (loss)	—	0.0000	0.0000	0.0014	0.0000	(0.0007)
Net increase from investment operations	0.0003	0.0082	0.0301	0.0369	0.0235	0.0053
Dividends and distributions from:
Net investment income	(0.0003)	(0.0082)	(0.0301)	(0.0355)	(0.0235)	(0.0060)
Net realized gain	—	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0003)	(0.0082)	(0.0301)	(0.0355)	(0.0235)	(0.0060)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.03%	0.83%[2]	3.05%	3.61%	2.38%	0.61%
Ratios to Average Net Assets
Total expenses	1.66%	1.59%[3]	1.73%	1.69%	1.64%	1.54%
Total expenses after fees waived and reimbursed	0.50%	1.37%[3]	1.73%	1.69%	1.64%	1.45%
Net investment income	0.01%	0.81%[3]	3.01%	3.54%	2.28%	0.53%
Supplemental Data
Net assets, end of period (000)	$ 22,642	$ 51,612	$ 20,470	$ 24,078	$ 33,312	$ 49,934

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Summit Cash Reserves Fund (the “Fund”) of BlackRock
Financial Institutions Series Trust (the “Trust”), is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which comprises a series of separate portfolios offering separate classes of shares to select groups of purchasers. The Trust is organized as a
Massachusetts business trust. The Fund is currently the only operating series of the Trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America (“US GAAP”), which may require the use of manage-
ment accruals and estimates. Actual results may differ from these esti-
mates. Investor A and Investor B Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and
Investor B Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund's policy is to fair value its financial instruments at market value. The Fund’s securities are valued under the amortized cost method which approximates current market value in accordance with
Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortiza-
tion of any discount or premium is recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at
$1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Fund may invest in repurchase agree-
ments, under which the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities held as collateral subject to the agreement at no less than the repurchase price.
The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization of premium and accretion of dis-
count on debt securities, is recognized on the accrual basis. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regu-
lated investment companies and to distribute substantially all of its tax-
able income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s US federal tax returns remains open for each of the two years ended May 31, 2008, the period ended April 30, 2009 and the year ended April 30, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effec-
tive for financial statements for fiscal years beginning after December
15, 2009, and interim periods within those fiscal years, except for dis-
closures about purchases, sales, issuances and settlements in the roll-
forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim peri-
ods within those fiscal years. The impact of this guidance on the Fund's financial statements and disclosures is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrange-
ment with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

12 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Notes to Financial Statements (continued)

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Fund's investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the manage-
ment of the Fund’s portfolio and provides the necessary personnel, facil-
ities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.50% of the Fund’s average daily net assets.

The Manager has entered into a sub-advisory agreement with BlackRock
Institutional Management Corporation (“BIMC”), an affiliate of the
Manager, under which the Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the year ended April 30, 2010, the Fund reimbursed the Manager
$1,700 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Fund has entered into a Distribution Agreement and Distribution
Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of BlackRock.
Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.75% based upon the average daily net assets attributable to
Investor B Shares.

The Manager and BRIL voluntarily agreed to waive a portion of their respective advisory and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of net investment income. These amounts are reported in the Statement of
Operations as fees waived by advisor, distribution fees reimbursed-class specific and transfer agent fees waived and/or reimbursed-class specific and expenses reimbursed by advisor. The Manager and BRIL may discon-
tinue the waiver or reimbursement at any time.

For the year ended April 30, 2010, affiliates received contingent deferred sales charges (“CDSC”) of $35,205 relating to transactions in Investor B
Shares. Furthermore, affiliates received CDSCs of $4,662 relating to transactions subject to front-end sales charge waivers on Investor A
Shares. Although the Fund’s shares are not subject to a CDSC, upon redemption of Fund shares received pursuant to an exchange from a fund that does impose a CDSC, a CDSC may be required to be paid upon such redemption.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the
Fund are comprised of those fees charged for all shareholder communi-
cations including mailing of shareholder reports, dividend and distribu-
tion notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and mainte-
nance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the year ended April 30, 2010, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent-class specific in the
Statement of Operations.

Investor A	$628
Investor B	$391

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund's Chief Compliance Officer.

3. Income Tax Information:

Reclassifications: US GAAP require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent difference as of
April 30, 2010 attributable to the reclassification of distributions was reclassified to the following accounts:

Undistributed net investment income	$ (2,547)
Accumulated net realized gain	$ 2,547

The tax character of distributions paid during the fiscal year ended April
30, 2010, period from June 1, 2008 to April 30, 2009 and the fiscal year ended May 31, 2008 was as follows:

Ordinary income
4/30/2010	$ 30,952
6/1/08 — 4/30/09	1,301,835
5/31/2008	2,198,002
Long-term capital gains distribution
4/30/2010	$ 342
Total distributions
4/30/2010	$ 31,294
6/1/08 — 4/30/09	$ 1,301,835
5/31/2008	$ 2,198,002

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Notes to Financial Statements (concluded)

As of April 30, 2010, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$ 4,188
Total	$ 4,188

4. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the mar-
ket (market risk) or failure of the issuer of a security to meet all its obli-
gations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global politi-
cal, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The Fund manages counter-
party risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterpar-
ties. The extent of the Fund's exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund's Statement of Assets and Liabilities, less any collateral held by the Fund.

5. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value fell below $0.995 per share, shareholders in the Fund would have had federal insurance of $1.00 per share up to the lesser of a shareholder’s balance in the Fund as of the close of business on
September 19, 2008, or the amount held in the Fund by a shareholder on the date the guarantee was triggered. Any increase in the number of shares in a shareholder’s account after the close of business on
September 19, 2008 and any investments after a shareholder closed their account would not have been guaranteed. As a participant in the
Program, which expired September 18, 2009, the Fund paid a participa-
tion fee of 0.03% for the period December 19, 2008 through September

18, 2009 of the Fund’s shares outstanding value as of September 19,
2008. The participation fee for the period May 1, 2009 to September
18, 2009 is included in federal insurance in the Statement of
Operations.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and dis-
tributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

		Period
	Year Ended	June 1, 2008	Year Ended
	April 30,	to April 30,	May 31,
	2010	2009	2008
Investor A
Shares sold	48,810,412	111,382,205	39,601,406
Shares issued to shareholders in
reinvestment of dividends	1,079	20,992	53,712
Total issued	48,811,491	111,403,197	39,655,118
Shares redeemed	(79,559,412)	(75,773,503)	(33,142,297)
Net increase (decrease)	(30,747,921)	35,629,694	6,512,821
Investor B
Shares sold	12,214,353	67,486,275	20,434,491
Shares issued to shareholders in
reinvestment of dividends	671	14,325	43,095
Total issued	12,215,024	67,500,600	20,477,586
Shares redeemed	(41,180,666)	(36,363,841)	(24,086,554)
Net increase (decrease)	(28,965,642)	31,136,759	(3,608,968)

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

14 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
BlackRock Financial Institutions Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Summit Cash
Reserves Fund of BlackRock Financial Institutions Series Trust (the
“Trust”) as of April 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended, for the period June 1, 2008 to April 30, 2009, and for the year ended May 31, 2008, and the financial highlights for the year ended April 30, 2010, for the period June 1, 2008 to April 30, 2009, and for each of the four years in the period ended May 31, 2008. These financial statements and financial highlights are the responsibility of the
Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of April 30,
2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Summit Cash Reserves Fund of BlackRock Financial
Institutions Series Trust as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the period June 1, 2008 to April 30, 2009, and for the year ended May 31, 2008, and the financial highlights for the year ended
April 30, 2010, for the period June 1, 2008 to April 30, 2009, and for each of the four years in the period ended May 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
June 28, 2010

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Summit Cash Reserves Fund for the tax-
able year ended April 30, 2010:

Federal Obligation Interest[1]	5.97%
Interest-Related Dividends and Qualified
Short-Term Capital Gains for Non-U.S. Residents[2]	91.36%

Additionally, the Fund distributed long-term capital gains of $0.000004 per share to shareholders of record on December 31, 2009.

1 The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

2 Represents the portion of the taxable ordinary income dividends eligible for exemp-
tion from U.S. withholding tax for nonresident aliens and foreign corporations.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Officers and Trustees
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	of New York at Albany since 2000.	104 Portfolios
New York, NY 10055	and Trustee
1940
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	36 RICs consisting of	None
55 East 52nd Street	the Board	2007	Fox Chase Cancer Center since 2004; Member of the Archdiocesan	104 Portfolios
New York, NY 10055	and Trustee		Investment Committee of the Archdiocese of Philadelphia since
1941			2004; Director, The Committee of Seventy (civic) since 2006.
David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University	36 RICs consisting of	None
55 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	104 Portfolios
New York, NY 10055			Academy since 2002; Chairman, Wave Hill, Inc. (public garden and
1940			cultural center) from 1990 to 2006.
Dr. Matina Horner	Trustee	Since	Executive Vice President of Teachers Insurance and Annuity Associa-	36 RICs consisting of	NSTAR (electric
55 East 52nd Street		2007	tion and College Retirement Equities Fund from 1989 to 2003.	104 Portfolios	and gas utility)
New York, NY 10055
1939
Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin	36 RICs consisting of	AIMS Worldwide,
55 East 52nd Street	Member of	2002	Professor of Humanities, New York University from 1993 to 2005	104 Portfolios	Inc. (marketing)
New York, NY 10055	the Audit		and Professor thereof from 1980 to 2005; President, Hudson
1939	Committee		Institute (policy research organization) since 1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for Grantham
University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design) since 2005.
Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard	36 RICs consisting of	Newell Rubbermaid,
55 East 52nd Street		2007	Business School Publishing since 2005; Director, McLean Hospital	104 Portfolios	Inc. (manufacturing)
New York, NY 10055			since 2005.
1952
Joseph P. Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit	36 RICs consisting of	Greenlight Capital
55 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	104 Portfolios	Re, Ltd (reinsurance
New York, NY 10055			insurance broker) since 1998; General Partner, Thorn Partner, LP		company); WQED
1947			(private investment) since 1998; Partner, Amarna Corporation, LLC		Multi-Media (public
			(private investment company) from 2002 to 2008.		broadcasting not-
for-profit)
Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and	36 RICs consisting of	None
55 East 52nd Street		2007	financial consulting firm) since 1981.	104 Portfolios
New York, NY 10055
1945
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since	36 RICs consisting of	A.P. Pharma, Inc.
55 East 52nd Street		2007	1999; Director, College Access Foundation of California	104 Portfolios	(specialty
New York, NY 10055			(philanthropic foundation) since 2009; Director, Forward		pharmaceuticals)
1938			Management, LLC since 2007; Director, The James Irvine
Foundation (philanthropic foundation) from 1998 to 2008.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Officers and Trustees (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Non-Interested Trustees[1] (concluded)
Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	36 RICs consisting of	None
55 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	104 Portfolios
New York, NY 10055	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Trustee		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member, Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
from 2007 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007.
Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	36 RICs consisting of	None
55 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	104 Portfolios
New York, NY 10055	the Audit		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Tippman Sports (recreation) since 2005;
Director, Indotronix International (IT services) from 2004 to 2008.

1 Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

2 Date shown is the earliest date a person has served as a trustee for the Fund covered by this annual report. Following the combination of Merrill
Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain trustees as joining the
Trust’s board in 2007, each trustee first became a member of the board of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim,
1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P.
Platt, Jr., 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[3]
Richard S. Davis	President and	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	169 RICs consisting of	None
55 East 52nd Street	Trustee	2007	Officer, State Street Research & Management Company from 2000	298 Portfolios
New York, NY 10055			to 2005; Chairman of the Board of Trustees, State Street Research
1945			Mutual Funds from 2000 to 2005.
Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director,	169 RICs consisting of	None
55 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer,	298 Portfolios
New York, NY 10055			BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to
2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

3 Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board has approved one-year extensions in terms of Trustees who turn 72 prior to December 31, 2013.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Officers and Trustees (continued)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Trust	Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
Anne Ackerley	Chief	Since	Managing Director of BlackRock, Inc. since 2000; Vice President of the BlackRock-advised funds from 2007 to
55 East 52nd Street	Executive	2009[2]	2009; Chief Operating Officer of BlackRock’s Global Client Group (GCG) since 2009; Chief Operating Officer
New York, NY 10055	Officer		of BlackRock’s U.S. Retail Group from 2006 to 2009; Head of BlackRock’s Mutual Fund Group from 2000
1962			to 2006.
Richard Hoerner, CFA	Vice President	Since	Managing Director of BlackRock, Inc. since 2000; Co-head of BlackRock’s Cash Management Portfolio
55 East 52nd Street		2009	Management Group since 2002; Member of the Cash Management Group Executive Committee since 2005.
New York, NY 10055
1958
Jeffrey Holland, CFA	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2006 to 2009; Chief Operating
55 East 52nd Street	President	2009	Officer of BlackRock’s U.S. Retail Group since 2009; Co-head of Product Development and Management for
New York, NY 10055			BlackRock’s U.S. Retail Group from 2007 to 2009; Product Manager of Raymond James & Associates from
1971			2003 to 2006.
Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Simon Mendelson	Vice	Since	Managing Director of BlackRock, Inc. since 2005; Chief Operating Officer and head of the Global Client Group for
55 East 52nd Street	President	2009	BlackRock’s Global Cash Managment Business since 2007; Head of BlackRock’s Stategy and Development Group
New York, NY 10055			from 2005 to 2007; Partner of McKinsey & Co. from 1997 to 2005.
1964
Brian Schmidt	Vice	Since	Managing Director of BlackRock, Inc. since 2004; Various positions with U.S. Trust Company from 1991 to 2003
55 East 52nd Street	President	2009	including Director from 2001 to 2003 and Senior Vice President from 1998 to 2003; Vice President, Chief Financial
New York, NY 10055			Officer and Treasurer of Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust from 2001
1958			to 2003.
Christopher Stavrakos, CFA Vice		Since	Managing Director of BlackRock, Inc. since 2006; Co-head of BlackRock’s Cash Management Portfolio Management
55 East 52nd Street	President	2009	Group since 2006; Senior Vice President, CIO, and Director of Liability Management for the Securities Lending Group
New York, NY 10055			at Mellon Bank from 1999 to 2006.
1959
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the Merrill Lynch
55 East 52nd Street		2007	Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director
New York, NY 10055			of MLIM Fund Services Group from 2001 to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer
1959
Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; General
55 East 52nd Street		2007	Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10055
1965

1 Officers of the Trust serve at the pleasure of the Board.
2 Ms. Ackerley has been Chief Executive Officer since 2009 and was Vice President from 2007 to 2009.
Further information about the Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

18 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Officers and Trustees (concluded)
Investment Advisor	Custodian	Accounting Agent	Independent Registered	Address of the Trust
BlackRock Advisors, LLC	The Bank of New	State Street Bank	Public Accounting Firm	100 Bellevue Parkway
Wilmington, DE 19809	York Mellon	and Trust Company	Deloitte & Touche LLP	Wilmington, DE 19809
	New York, NY 10286	Princeton, NJ 08540	Princeton, NJ 08540
Sub-Advisor
BlackRock Institutional	Transfer Agent	Distributor	Legal Counsel
Management Corporation	PNC Global Investment	BlackRock Investments, LLC	Sidley Austin LLP
Wilmington, DE 19809	Servicing (U.S.) Inc.	New York, NY 10022	New York, NY 10019
Wilmington, DE 19809

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are avail-
able on the Fund’s website or shareholders can sign up for e-mail notifi-
cations of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website directly at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section.

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are avail-
able on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the
SEC’s website at http://www.sec.gov.

20 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund		BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio		BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund		BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund		BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*		Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund		BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund		BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Short-Term Municipal Fund
BlackRock World Gold Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Income Builder Portfolio†		BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Multi-Sector Bond Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government		BlackRock Short-Term Bond Fund
BlackRock Government Income Portfolio	Bond Portfolio		BlackRock Strategic Income
BlackRock High Income Fund	BlackRock International Bond Portfolio		Opportunities Portfolio
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Fund
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock World Income Fund
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund		BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2010	2035	Retirement
Moderate Prepared Portfolio	2015	2040	2020
Growth Prepared Portfolio	2020	2045	2030
Aggressive Growth Prepared Portfolio	2025	2050	2040
	2030		2050

* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at

www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

22 BLACKROCK SUMMIT CASH RESERVES FUND

APRIL 30, 2010

This report is transmitted to shareholders only. It is not author-
ized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by
the Fund’s current prospectus. An investment in the Fund is
not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per
share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be consid-
ered a representation of future performance. For current month-
end performance information, call (800) 441-7762. The Fund’s current seven-day yields more closely reflect the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the
“board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the
Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.
The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Summit
Cash Reserves Fund
of BlackRock	$24,400	$24,400	$0	$0	$6,100	$6,100	$39	$733
Financial Institutions
Series Trust

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the
SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-
audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed
$10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-
approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-
audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Summit Cash
Reserves Fund of BlackRock
Financial Institutions Series	$16,916	$414,333
Trust

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $10,777, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: June 28, 2010